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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2
  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.



1. Name and address of issuer:
Connecticut General Life Insurance Company and CG Variable Life Insurance Separate Account A 700 Cottage Grove Road, Hartford, CT 06152-2204

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2. Name of each series or class of funds for which this Form is filed (If the
Form is being filed for all series and classes of securities of the issuer, check box but do not list series or classes) /X/
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3. Investment Company Act File Number:
811-07317
Securities Act File Number:
33-60967
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4(a). Last day of fiscal year for which this Form is filed:
     December 31, 2001
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4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2) Not Applicable
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NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
FEE DUE.
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4(c). / /Check box if this is the last time the Issuer will be filing this Form.

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5. Calculation of registration fee:

(i)   Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):                                                        $5,408,995
                                                                    ----------


(ii)  Aggregate price of securities
      redeemed or repurchased during
      the fiscal year:                                              $1,180,007
                                                                    ----------


(iii) Aggregate price of securities
      redeemed or repurchased during
       any prior fiscal year ending no


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
       earlier than October 11, 1995
       that were not previously used to
       reduce registration fees payable
       to the Commission:                                                    0
                                                                    ----------


(iv)   Total available redemption
       credits [add Items 5(ii) and
       5(iii)]:                                                      $1,180,007
                                                                    -----------

 (v)   Net sales - if Item 5(i)is
       greater than Item 5(iv)
       [subtract Item 5(iv) from Item
       5(i)]:                                                        $4,228,988
                                                                    -----------
(vi)   Redemption credits available for      $(0)
       use in future years -- if Item        ----
       5(i)is less than Item
       5(iv)[subtract Item 5(iv)from
       Item 5(i)]:

(vii)  Multiplier for determining
       registration fee(See
       Instruction C.9):                                            x   .000092
                                                                    -----------

(viii) Registration fee due [multiply
       Item 5(v) by Item 5(vii)](enter
       "0" if no fee is due):                                       =$   389.07
                                                                    -----------

  6.   Prepaid Shares

       If the response to Item 5(i) was
       determined by deducting an
       amount of securities that were
       registered under the Securities
       Act of 1933 pursuant to rule
       24e-2 as in effect before
       October 11, 1997, then report
       the amount of securities (number
       of shares or other units)
       deducted here: 0 . If there is a
       number of shares or other units
       that were registered pursuant to
       rule 24e-2 remaining unsold at
       the end of the fiscal year for
       which this form is filed that
       are available for use by the
       issuer in future fiscal years,
       then state that number here: 0 .
                                   ---

   7.  Interest due -- if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (see Instruction D):                     $        0
                                                                    -----------

   8.  Total of the amount of the registration fee
       due plus any interest due [line 5(viii) plus
       line 7]:                                                       =$ 389.07
                                                                    -----------
   9.  Date the registration fee and
       any interest payment was sent to
       the Commission's lockbox
       depository:

       Method of Delivery:

               /X/   Wire Transfer
               / /   Mail or other means
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                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/____________________________________
                                      Peter J. Vogt
                                   Chief Financial Officer

  Date


  *Please print the name and title of the signing officer below the signature.